Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

As of December 31, 2025 and 2024, prepaid expenses and other current assets consisted of the following:

	December 31,	December 31,
	2025	2024
Prepaid professional service fees	$9,856	$14,476
Other receivables(1)	4,847	4,961
Others(2)	155,013	123,828
	$169,716	$143,265
(1)	Other receivables mainly consist of other receivables from third parties and advances to employees.

(2)	Others mainly consist of deductible value-added tax.